Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	490,000,000	490,000,000	490,000,000
Common stock, shares issued	41,959,958	12,455,252	3,500,000
Common stock, shares outstanding	41,959,958	12,455,252	3,500,000
Series C Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	8,500,000	8,500,000	8,500,000
Temporary equity, shares issued	4,300,000	7,500,000	7,500,000
Temporary equity, shares outstanding	4,300,000	7,500,000	7,500,000